INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 7 – INCOME TAXES

For the period ended September 30, 2021, the Company has incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved.

NOTE 7 – INCOME TAXES

For the period ended December 31, 2020, the Company has incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The net operating loss carry forward is approximately 409,000 on December 31, 2020.

The provision for Federal income tax consists of the following on December 31, 2020, and 2019:

	2020	2019
Federal income tax benefit attributable to:
Current Operations	$33,990	$86,000
Less: NOL carryforward in 2020, and valuation allowance in 2019	(33,900)	(86,000)
Net provision for Federal income taxes	$-	$-